Leases (FY)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
9. Leases
The Company leases real estate, including offices and manufacturing facilities and has entered into various other agreements with respect to assets used in conducting its business. The Company’s leases have remaining lease terms ranging from less than 1 year to 11 years. Some of the lease agreements contain rent holidays and rent escalation clauses that were included in the calculation of the right of use of assets and lease liabilities.
The Company’s building leases are subject to annual operating cost charges that may change from time to time during the lease term. The Company’s lease liabilities are not remeasured as a result of changes to the operating costs; rather, these changes are treated as variable lease payments and recognized in the period in which the obligation for the payments was incurred. The annual operating costs are a non-lease component of the contracts; however, the Company has elected to adopt the practical expedient whereby such costs are not separated from the lease component.
In determining the initial values of the lease obligations, the Company made a number of assumptions, including using a weighted average discount rate of 9% to 20% and using the foreign exchange rate at the date of calculation in order to translate any foreign currency balances.
For the years ended December 31, 2022, 2021 and 2020, the Company recorded operating lease costs of $1.5 million, $1.4 million and $1.6 million, respectively. The lease costs are reflected in the statement of operations and comprehensive loss as follows (in thousands):
	December 31,
	2022	2021	2020
Research and development	$224	$268	$268
General and administrative	1,542	1,347	1,398
Less: sublease income	(260)	(260)	(42)
Total lease costs	$1,506	$1,355	$1,624
The weighted-average remaining lease terms and discount rates for operating leases were as follows:
	December 31,
	2022	2021	2020
Weighted average remaining lease term in years	2.8	2.9	2.4
Weighted average discount rate(1)	17%	18%	20%

(1)	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.
Future minimum operating lease payment under non-cancelable leases as of December 31, 2022, were as follows (in thousands):
Year ended December 31,	Operating leases
2023	$1,533
2024	1,341
2025	1,137
2026	1,168
2027	1,199
Thereafter	7,849
Total future minimum lease payments	$14,227